12 Months Ended
Dec. 01, 2014
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 26, 2015

to the Prospectus dated December 1, 2014 (the “Prospectus”) and the Statement of Additional Information

dated December 1, 2014 (the “SAI”)

for the iShares MSCI USA Quality Factor ETF (QUAL) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Underlying Index	MSCI USA Quality Index	MSCI USA Sector Neutral Quality Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. The Underlying Index seeks to capture the performance of stocks that exhibit higher quality characteristics relative to their peers within the same Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the quality score of each security in the parent index is determined based on three fundamental variables: high return on equity, stable year-over-year earnings growth and low debt-to-equity. As of April 30, 2015, there were 124 securities in the Underlying Index. Components primarily include financials, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Consumer Discretionary Sector Risk” and “Information Technology Sector Risk” and to add the following:

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements, recent or future regulation on any individual financial company, or regulation on the financials sector as a whole cannot be predicted.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated June 26, 2015

to the Prospectus dated December 1, 2014 (the “Prospectus”) and the Statement of Additional Information

dated December 1, 2014 (the “SAI”)

for the iShares MSCI USA Value Factor ETF (VLUE) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around August 31, 2015:

	Current	New
Underlying Index	MSCI USA Value Weighted Index	MSCI USA Enhanced Value Index

Change in the Fund’s Principal Investment Strategies

The first paragraph of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the MSCI USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index, which includes U.S. large- and mid- capitalization stocks. The Underlying Index is designed to represent the performance of securities in the parent index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the value weighting of each security in the parent index is determined using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. As of April 30, 2015, there were 146 issuers in the Underlying Index. Components primarily include financials, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Changes in the Fund’s Principal Risks

The section of the Prospectus entitled “Summary of Principal Risks” is amended to delete “Energy Sector Risk” and “Information Technology Sector Risk” and to add the following:

Healthcare Sector Risk. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.